NEWBUILDINGS	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
NEWBUILDINGS	NEWBUILDINGS
On June 28, 2023, the Company exercised its option to acquire two newbuild 2-stroke LNG carriers from affiliates of EPS Ventures Ltd (“EPS”). The state-of-the-art MEGA LNG carriers (the “Newbuilds”) are scheduled to deliver from Hyundai Samho Heavy Industries (“HHI”) in Korea in September and December of 2024.

Each of the two Newbuilds are being acquired under the pre-existing purchase option price of approximately $234 million exclusive of supervision costs. The initial exercise price was $56.9 million per vessel. As at June 30, 2023 we have remaining total commitments of approximately $357.4 million due to our newbuilding contract to construct one Newbuild at a total contract cost of $235.7 million.

As at June 30, 2023, the estimated timing of the firm outstanding payable in connection with the Newbuilds are as follows;

(in thousands of $)
2023	181,587
2024	289,900
Total outstanding commitments	471,487